Putative Class Action	6 Months Ended
Jun. 30, 2022
Disclosure of contingent liabilities [abstract]
Putative Class Action	Putative Class ActionOn July 12, 2022, a putative class action complaint was filed in the U.S. District Court for the Southern District of New York against the Company, its directors, and certain of its executive officers. The complaint alleges that the defendants violated federal securities laws by, among other things, making misrepresentations and omissions regarding its product candidates ensovibep and MP0310 or acting as control persons with respect to such conduct. The complaint seeks unspecified compensatory damages, as well as an award of reasonable attorneys’ fees and other costs, on behalf of plaintiff and all other persons and entities which purchased (a) the Company's American Depositary Shares (ADSs )pursuant to certain offering documents issued in connection with the Company's initial public offering of ADSs; and/or (b) our securities between June 16, 2021 and April 26, 2022 inclusive. The matter remains in its early stages. The Company disputes these claims and intends to defend the matter accordingly.